Cover	Dec. 31, 2025	Dec. 08, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date		Dec. 08, 2025
Entity Registrant Name		Klaviyo, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-41806
Entity Tax Identification Number		46-0989964
Entity Address, Address Line One		125 Summer Street
Entity Address, Address Line Two		6th Floor
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02110
City Area Code		617
Local Phone Number		213-1788
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Series A common stock, par value $0.001 per share
Trading Symbol		KVYO
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001835830
Current Fiscal Year End Date	--12-31